TIFF Investment Program (“TIP”)

Supplement dated January 26, 2015

to the TIFF Short-Term Fund (“STF”) Summary Prospectus dated April 30, 2014,

as supplemented December 16, 2014

This supplement provides new and additional information to the STF summary prospectus dated April 30, 2014, as supplemented December 16, 2014. You can find TIP’s prospectus, STF’s summary prospectus, and the statement of additional information, as well as other information about TIP, online at www.tiff.org/prospectusanddisclosures. You may also obtain this information at no charge by calling 800-984-0084 or by sending an e-mail request to info@tiff.org.

The following replaces the information under the heading “Portfolio Management” on page 3 of the STF summary prospectus:

Portfolio Management

Investment Advisor	Portfolio Manager	Title	Has Managed Fund Assets Since
TIFF Advisory Services, Inc.	Laurence Lebowitz Trevor Graham Jessica Taranto	Chief Investment Officer Managing Director Portfolio Manager	2010 2013 2014

Please keep this supplement for future reference.

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